Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	11,693,180
Maximum Aggregate Offering Price	$ 527,596,282.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 80,774.99
Rule 457(f)	true
Amount of Securities Received | shares	11,693,180
Value of Securities Received, Per Share	45.12
Value of Securities Received	$ 527,596,281.60
Fee Note MAOP	$ 527,596,281.60
Offering Note	(1) Represents the maximum number of shares of common stock, par value $0.01 per share, estimated to be issuable by Glacier Bancorp, Inc. ("Glacier"), upon the consummation of the merger with Guaranty Bancshares, Inc. ("GNTY") described herein. The number of Glacier common stock being registered is an estimate based on (i) the exchange ratio of 1.0000 of a share of Glacier common stock for each share of common stock, par value $1.00 per share, of GNTY multiplied by (ii) the sum of (y) 11,347,666 GNTY common shares outstanding as of July 30, 2025, plus (z) the estimated maximum number of GNTY common shares reserved for issuance under GNTY's equity award plans, which equals 345,514 as of July 30, 2025. (2) Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(f) under the Securities Act, the proposed maximum offering price of $527,596,282 is the product of (A) $45.12 (the average of the high and low prices of GNTY common stock as reported on The New York Stock Exchange on July 30, 2025), times (B) 11,693,180 (the maximum number of GNTY common shares expected to be exchanged for the common stock being registered, including, 11,347,666 GNTY common shares issued and outstanding, and 345,514 common shares reserved for issuance under GNTY's equity award plans, in each case, as of July 30, 2025).